Expense Example - PRUDENTIAL DAY ONE INCOME FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	6,639
Expense Example, with Redemption, 5 Years	7,096
Expense Example, with Redemption, 10 Years	7,131
Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,649
Expense Example, with Redemption, 10 Years	3,718
Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,556
Expense Example, with Redemption, 10 Years	3,540
Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	6,654
Expense Example, with Redemption, 5 Years	7,183
Expense Example, with Redemption, 10 Years	7,229
Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	1,077
Expense Example, with Redemption, 5 Years	2,100
Expense Example, with Redemption, 10 Years	4,669
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	$ 2,507